Cover Page	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42021
Entity Registrant Name	SOUTH BOW CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	4612
Entity Address, Address Line One	Suite 900, 707 5th Street SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 1V8
City Area Code	587
Local Phone Number	318-5410
Title of 12(b) Security	Common shares (including common share purchase rights)
Trading Symbol	SOBO
Security Exchange Name	NYSE
Security Reporting Obligation	15(d)
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	208,250,512
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0002019061
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Business contact
Entity Information [Line Items]
Entity Address, Address Line One	920 Memorial City Way
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
Contact Personnel Name	South Bow USA Services Inc.
City Area Code	713
Local Phone Number	701-2163